Finance Expense	3 Months Ended
Jun. 30, 2025
Other Income and Expenses [Abstract]
Finance Expense [Text Block]

20. Finance Expense

Finance expenses were comprised of the following:

	Three-months ended
	June 30, 2025	June 30, 2024

Interest and accretion on convertible loan	$169	$494
Interest on loans payable	72	107
Interest on term loan	47	44
Total	$288	$645